Schedule of contract liabilities (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Contract liabilities	$ 170,215	$ 147,640	$ 152,211
Deferred subscription revenue [member]
IfrsStatementLineItems [Line Items]
Contract liabilities	166,333	144,823
Customer deposits [member]
IfrsStatementLineItems [Line Items]
Contract liabilities	$ 3,882	$ 2,817